Cover	Jan. 06, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 06, 2026
Entity File Number	001-42980
Entity Registrant Name	SILVERBOX CORP V
Entity Central Index Key	0002081909
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	8701 Bee Cave Road
Entity Address, Address Line Two	East Building, Suite 310
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	512
Local Phone Number	575-3637
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Classa Ordinary Share 0. 0001 Par Value And Onethird Of One Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	SBXE.U
Security Exchange Name	NYSE
Classa Ordinary Shares Included As Part Of Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	SBXE
Security Exchange Name	NYSE
Redeemable Warrants Included As Part Of Units Each Whole Warrant Exercisable For One Classa Ordinary Share At Exercise Price Of 11. 50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	SBXE.WS
Security Exchange Name	NYSE